NOTE 19. VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Total assets	$ 636,526	$ 507,091
Total liabilities	347,188	262,738
Income	34,845	274	$ 175
Net income from discontinued operation	816	162	5,826
Net income (loss) from continued operation	$ (156)	$ (8,629)	$ (1,744)